Fees Summary	Jun. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 419,959,002.38
Previously Paid Amount	0.00
Total Fee Amount	64,295.72
Total Offset Amount	0.00
Net Fee	$ 64,295.72